Intangible Assets, Net - Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 75,710
2022	75,710
2023	67,799
2024	62,147
Thereafter	1,823,437
Intangible assets, net	$ 2,104,803	$ 2,226,798